Airport Concessions (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about service concession arrangements [abstract]
Summary of Values of Airport Concessions and Rights to Use Airport Facilities

The table below shows the values of airport concessions and rights to use airport facilities as of December 31, 2020, 2021 and 2022:

Acquisition cost	Ps.	15,938,359
assigned to:
Rights to use airport facilities (Note 10):
Runways, aprons, platforms	Ps.	519,057
Buildings		577,270
Other facilities		91,241
Land		930,140
		2,117,708
Airport concessions		13,820,651
	Ps.	15,938,359

Summary of Value of Concessions

The value of the concessions as of December 31, 2020, 2021 and 2022 is as follows:

	December 31, 2020		December 31, 2021		December 31, 2022
Mexican airport concessions	Ps.	13,820,651	Ps.	13,820,651	Ps.	13,820,651
Concession airport MBJA (fair value on date of acquisition in USD$176,086,000) (1)		3,512,687		3,624,466		3,409,289
Concession airport NMIA (upfront fees on date of acquisition in USD$7,146,500)		142,564		147,100		138,367
Less - accumulated amortization (2)		(6,826,682)		(7,263,696)		(7,699,609)
	Ps.	10,649,220	Ps.	10,328,521	Ps.	9,668,698

(1)
The other airport concession includes translation effect for an amount of Ps.828,854, Ps.799,486 and Ps.721,260 as of December 31, 2020, 2021 and 2022, respectively.
(2)
Amortization includes translation effect for an amount of Ps.(122,953), Ps.(48,519) and Ps.(48,701) as of December 2020, 2021 and 2022, respectively.

The amortization charge for the years ended December 31, 2020, 2021 and 2022, amounts to Ps.497,527, Ps.485,533 and Ps.483,984, respectively.